Note 22 Customer Deposits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 393,856	€ 349,761	€ 342,661
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	202,194	191,974	188,757
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	78,217	64,247	54,398
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	40,118	33,376	34,621
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	41,587	37,861	36,989
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	26,774	19,234	21,427
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	4,965	3,070	6,468
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	316,082	293,015	266,250
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	188,803	181,565	168,690
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	64,671	53,359	43,768
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	22,117	19,725	17,906
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	27,083	28,039	25,730
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	11,670	8,933	8,435
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,737	1,393	1,720
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	75,516	55,479	75,666
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	13,389	10,407	20,065
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	12,916	10,383	10,514
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,254	13,644	16,707
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	14,505	9,822	11,259
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	14,224	9,546	12,373
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	3,228	1,677	4,748
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2,259	1,267	746
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2	2	2
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	630	505	117
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	747	6	8
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	880	754	619
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 0	€ 0	€ 0